EQUITY (Details Narrative) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Common stock, shares authorized	65,000,000	65,000,000
Common stock, par value per share	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, par value per share	$ 0.001	$ 0.001
Common stock, shares issued	25,899,468	25,899,468
Common stock, shares outstanding	25,899,468	25,899,468
Preferred stock, shares issued	0	0